UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  December 31, 2007
                                                -----------------


Check here if Amendment [ ];             Amendment Number:
This Amendment (Check only one):        [ ] is a restatement.
                                        [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:           Vermillion Asset Management, LLC
                --------------------------------
Address:        267 Fifth Avenue, 7th Floor
                --------------------------------
                New York, NY  10016
                --------------------------------

Form 13F File Number:   28-____________

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Christopher Zuech
        -------------------------
Title:  Chief Compliance Officer
        -------------------------
Phone:  212-683-8816
        -------------------------

Signature, Place and Date of Signing:

/s/ Christopher Zuech   New York, NY    February 11, 2008
---------------------   ------------    -----------------

Report Type (Check only one):

[X] 13F HOLDINGS REPORT
[ ] 13F NOTICE
[ ] 13F COMBINATION REPORT

List of Other Managers Reporting for this Manager: None


                             FORM 13F SUMMARY PAGE

Report Summary:

Number of other Included Managers:                          0
                                        ---------------------
Form 13F Information Table Entry Total:                    43
                                        ---------------------
Form 13F Information Table Value Total:  $102,380 (thousands)
                                        ---------------------



List of Other Included Managers: None



                                            FORM 13F INFORMATION TABLE
                                                  AS OF 12/31/2007
                                 REPORTING MANAGER: Vermillion Asset Management, LLC
====================================================================================================================================
Column 1                         Column 2   Column 3    Column 4            Column 5      Column 6    Column 7      Column 8
--------                         --------   --------    --------            --------      --------    --------      --------
                                 Title                              Shares or
                                 of                     Value       Principal   SH/ PUT/  Investment  Other      Voting Authority
Name of Issuer                   Class      Cusip       (x$1,000)   Amount      PRN CALL  Discretion  Managers   Sole   Shared  None
====================================================================================================================================

AGL RESOURCES INC                CS         001204106       753      20,000     SH         SOLE        None        20,000
ADOBE SYSTEMS INC                CS         00724F101       641      15,000     SH         SOLE        None        15,000
AMGEN INC.                       CS         031162100       557      12,000     SH         SOLE        None        12,000
ARCELORMITTAL                    CS         03938L104       464       6,000     SH         SOLE        None         6,000
ART TECHNOLOGY GROUP INC         CS         04289L107       130      30,000     SH         SOLE        None        30,000
AVENTINE RENEWABLE ENERGY
  HLDGS, INC.                    CS         05356X403     1,276     100,000     SH         SOLE        None       100,000
BHP BILLITON LTD                 SP ADR     088606108     5,253      75,000     SH         SOLE        None        75,000
BIOLASE TECHNOLOGY, INC.         CS         090911108       236     100,000     SH         SOLE        None       100,000
BUNGE LIMITED                    CS         G16962105     3,492      30,000     SH         SOLE        None        30,000
CAREER EDUCATION CORP            CS         141665109       566      22,500     SH         SOLE        None        22,500
CHINA PETROLEUM & CHEMICAL
  CORPORATION                    SP ADR     16941R108     1,482      10,000     SH         SOLE        None        10,000
CISCO SYSTEMS, INC.              CS         17275R102       609      22,500     SH         SOLE        None        22,500
COMPANHIA VALE DO RIO DOCE       SP ADR     204412209     2,418      74,000     SH         SOLE        None        74,000
CROSS CTRY HEALTHCARE INC        CS         227483104       726      51,000     SH         SOLE        None        51,000
DYNEGY INC.                      CLASS A    26817G102       643      90,000     SH         SOLE        None        90,000
ELECTRONIC DATA SYSTEMS CORP     CS         285661104       466      22,500     SH         SOLE        None        22,500
FEDERAL SIGNAL CORP              CS         313855108       505      45,000     SH         SOLE        None        45,000
FOSTER WHEELER LTD               CS         G36535139     1,395       9,000     SH         SOLE        None         9,000
HALLIBURTON COMPANY              CS         406216101     3,791     100,000     SH         SOLE        None       100,000
J B HUNT TRANS SVCS INC          CS         445658107       413      15,000     SH         SOLE        None        15,000
I-FLOW CORPORATION               CS         449520303       710      45,000     SH         SOLE        None        45,000
INDEVUS PHARMACEUTICALS INC      CS         454072109       459      66,000     SH         SOLE        None        66,000
INTEL CORPORATION                CS         458140100       267      10,000     SH         SOLE        None        10,000
ISHARES FTSE XINHAU CHINA 25
  INDEX FD ETF                   FTSE XNHUA 464287184     2,386      14,000     SH         SOLE        None        14,000
MARKET VECTORS ETF TR GOLD
   MINERS INDEX FD               ETF        57060U100     4,583     100,000     SH         SOLE        None       100,000
MCAFEE, INC.                     CS         579064106       562      15,000     SH         SOLE        None        15,000
PACIFIC ETHANOL INC              CS         69423U107     1,026     125,000     SH         SOLE        None       125,000
PALOMAR MEDICAL TECHNOLOGIES     CS         697529303       597      39,000     SH         SOLE        None        39,000
PRICELINE.COM INC                CS         741503403       689       6,000     SH         SOLE        None         6,000
REPROS THERAPEUTICS INC          CS         76028H100       895      96,000     SH         SOLE        None        96,000
ROBERT HALF INTL INC             CS         770323103       608      22,500     SH         SOLE        None        22,500
ROPER INDS INC                   CS         776696106       938      15,000     SH         SOLE        None        15,000
SAP AKTIENGESELLSCHAFT           SP ADR     803054204       638      12,500     SH         SOLE        None        12,500
SCHLUMBERGER LTD                 CS         806857108     9,837     100,000     SH         SOLE        None       100,000
SEAGATE TECHNOLOGY               CS         G7945J104       765      30,000     SH         SOLE        None        30,000
SEMICONDUCTOR HOLDERS TRUST      DEP RCPT   816636203       487      15,000     SH         SOLE        None        15,000
SUNOCO INC                       CS         86764P109    14,488     200,000     SH         SOLE        None       200,000
TESORO CORPORATION               CS         881609101     3,816      80,000     SH         SOLE        None        80,000
TEXAS INSTRUMENTS INC.           CS         882508104     1,002      30,000     SH         SOLE        None        30,000
TRANSOCEAN INC.                  CS         G90073100    28,630     216,000     SH         SOLE        None       216,000
UNITED STATES OIL FUND LP        UNITS      91232N108     1,667      22,000     SH         SOLE        None        22,000
UNIVERSAL HEALTH SVC             CLASS B    913903100       922      18,000     SH         SOLE        None        18,000
VERTEX PHARMACEUTICALS INC       CS         92532F100       592      25,500     SH         SOLE        None        25,500
                                                                    =======
TOTAL:                                                              102,380

